Fees Summary	Aug. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 723,695,000.00
Previously Paid Amount	15,310.00
Total Fee Amount	110,797.70
Total Offset Amount	0.00
Net Fee	$ 95,487.70